OTHER ASSETS AND LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current asset
Other assets consist of the following:

As at	March 31 2025	March 31 2024
Cross-currency interest rate swap instrument (i), (iii)	$1,342	$17,204
Variable for fixed interest rate swap instruments (ii)	—	1,198
Long-term investment tax credits (v)	5,705	—
Other	15	14
Total	$7,062	$18,416

Disclosure of other non-current liabilities
Other long-term liabilities consist of the following:

As at	March 31 2025	March 31 2024
Cross-currency interest rate swap instrument (i)	$10,131	$14,101
Variable for fixed interest rate swap instrument (ii)	6,534	—
Long-term forward foreign exchange contracts (iv)	2,854	—
Total	$19,519	$14,101